UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentially of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage; www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions

Walter A. Row III, CFA Eaton Vance Management Co-Portfolio Manager

Michael A. Allison, CFA Eaton Vance Management Co-Portfolio Manager
•	U.S. equity markets made solid gains for the 12 months ending November 30, 2010, but they also remained volatile throughout this period, as global macroeconomic factors and domestic political uncertainties continued to confound investors’ attitudes toward risk. After making a strong start in late 2009 and early 2010, domestic equities pulled back in February and again in the April-June period, chilled by concerns about sovereign debt in the euro zone, a slowdown in China and political turbulence in Washington.
•	In spite of these concerns, the U.S. economy continued to exhibit modest growth, and corporate business fundamentals continued to improve. By September and October, equities had begun to re-establish some traction to the upside, but, in November, renewed worries about Europe and post-election concerns about political gridlock in the U.S. seemed to temper that progress.

•	For the 12 months as a whole, however, U.S. equity markets produced positive performance. The S&P 500 Index gained 9.94%, the blue-chip Dow Jones Industrial Average rose 9.33% and the technology-laden NASDAQ Composite Index was up 17.69%. Growth stocks outperformed value stocks across all market capitalizations, and small- and mid-cap stocks each outpaced large-caps by a wide margin.
Management Discussion

Ken Everding, PhD Parametric Risk Advisors LLC Co-Portfolio Manager

Jonathan Orseck Parametric Risk Advisors LLC Co-Portfolio Manager
•	The Fund produced negative results for the 12 months ending November 30, 2010, underperforming the broader equity market, as represented by the Fund’s benchmark, the S&P 500 Index (the Index). It also underperformed the average return of funds in its Lipper Equity Market Neutral Funds classification.[1]
•	The Fund’s underperformance was in part due to the negative effects of its options overlay strategy during those portions of the reporting period when market volatility levels were declining. The Fund’s options strategy is designed to help limit its exposure to the volatility of the market, which can be beneficial during times of market weakness, but detract during periods of market strength. During the course of the Fund’s fiscal year, market volatility was elevated during certain periods of the second and third calendar quarters when the U.S. stock market was in retreat, but volatility levels receded during those portions of the year when the market was rallying.
•	Management continues to believe that, over time, its strategy of
Total Return Performance
11/30/09 — 11/30/10

Class A2	-3.35%
Class C2	-4.15
Class I2	-3.23
S&P 500 Index[1]	9.94
CBOE S&P 500 BuyWrite Index[1]	5.04
Lipper Equity Market Neutral Funds Average[1]	0.95
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
owning a diversified portfolio of common stocks, augmented by a program of writing (selling) index call options and purchasing index put options, can provide an attractive risk-return profile during a variety of conditions in the equity market. The Fund’s option strategy includes (1) writing index calls slightly out-of-the money on all or a portion of the Fund’s portfolio value, which can generate premiums and allow for participation in rising markets; (2) buying index puts on all or a portion of the portfolio value, which management believes offers a degree of protection in declining markets; and (3) selectively writing equity puts from time to time on individual stocks that management believes are undervalued.

•	The Fund collected premium income from the sale of call options throughout the period, which helped buoy returns to some extent. However, decreasing levels of volatility and high-velocity equity rallies in September and October led to a number of in-the-money calls at period end, thus dampening returns. Similarly, an up-and-down market led to varied performance of the Fund’s put portfolio, which provided a cushion during periods when the market declined but detracted when equities rallied.

•	Although the Fund’s underlying equity portfolio produced a positive return for the fiscal year, its performance trailed that of the Index. The lagging performance of the actively managed portfolio was partially due to the Fund’s bias toward larger-cap stocks, which did not perform as strongly as their smaller- and mid-cap counterparts. Security selection in certain areas also detracted from performance versus the Index, particularly the Fund’s holdings in the specialty retail, machinery, and oil, gas and consumable fuels industries. By the same token, stock selection in such areas as wireless telecommunication services, real estate investment trusts (REITs), and commercial services and supplies bolstered the Fund’s return.

•	It is expected that the Fund’s February 2011 distribution rate will be reduced by approximately 25%, returning the rate to the approximate level it was at the time of the Fund’s inception.
Fund Composition
Top 10 Holdings1
By total investments

Apple, Inc.	3.3%
Exxon Mobil Corp.	2.0
Procter & Gamble Co.	2.0
JPMorgan Chase & Co.	2.0
Goldcorp, Inc.	2.0
Emerson Electric Co.	1.9
Google, Inc., Class A	1.8
Oracle Corp.	1.8
International Business Machines Corp.	1.8
Coca-Cola Co. (The)	1.8

[1]	Top 10 Holdings represented 20.4% of the Fund’s total investments as of 11/30/10. The Top 10 Holdings do not reflect the Fund’s written option positions at 11/30/10.
Common Stock Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/10. The Common Stock Sector Weightings do not reflect the Fund’s written option positions at 11/30/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance, and the CBOE S&P 500 BuyWrite Index, a benchmark index designed to measure the performance of a hypothetical buy-write strategy on the S&P 500 Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P 500 Index and the CBOE S&P 500 BuyWrite Index. Class A total returns are presented at net asset value (NAV) and maximum public offering price. The table includes the total returns of each Class of the Fund at NAV and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EROAX	EROCX	EROIX

Average Annual Total Returns (at net asset value)
One Year	-3.35%	-4.15%	-3.23%
Life of Fund†	-0.87	-1.65	-0.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-8.90%	-5.05%	-3.23
Life of Fund†	-2.98	-1.65	-0.66

†	Inception Dates — Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.99%	2.74%	1.74%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/10. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

*	Source: Lipper Inc., Morningstar Direct. Class A of the Fund commenced investment operations on 2/29/08.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $9,552 and $9,820, respectively, on 11/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 – November 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Risk-Managed Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(6/1/10)	(11/30/10)	(6/1/10 – 11/30/10)

Actual
Class A	$1,000.00	$1,002.70	$7.53	**
Class C	$1,000.00	$997.70	$11.27	**
Class I	$1,000.00	$1,002.80	$6.28	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.59	**
Class C	$1,000.00	$1,013.80	$11.36	**
Class I	$1,000.00	$1,018.80	$6.33	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2010.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.0%

Security	Shares	Value

Aerospace & Defense — 0.5%

United Technologies Corp.	14,976	$1,127,244

		$1,127,244

Automobiles — 1.0%

Ford Motor Co.(1)	135,832	$2,165,162

		$2,165,162

Beverages — 3.3%

Coca-Cola Co. (The)	61,942	$3,912,876
PepsiCo, Inc.	54,296	3,509,151

		$7,422,027

Biotechnology — 1.8%

Amgen, Inc.(1)	40,757	$2,147,486
Celgene Corp.(1)	33,825	2,008,529

		$4,156,015

Capital Markets — 2.5%

Goldman Sachs Group, Inc. (The)	15,963	$2,492,463
Northern Trust Corp.	37,033	1,862,760
State Street Corp.	29,324	1,266,797

		$5,622,020

Commercial Banks — 3.4%

KeyCorp	218,747	$1,647,165
PNC Financial Services Group, Inc.	23,395	1,259,821
U.S. Bancorp	58,325	1,386,968
Wells Fargo & Co.	123,416	3,358,149

		$7,652,103

Communications Equipment — 1.6%

Cisco Systems, Inc.(1)	114,988	$2,203,170
QUALCOMM, Inc.	29,775	1,391,684

		$3,594,854

Computers & Peripherals — 5.1%

Apple, Inc.(1)	23,922	$7,443,330
International Business Machines Corp.	28,387	4,015,625

		$11,458,955

Construction & Engineering — 0.8%

Fluor Corp.	29,423	$1,701,532

		$1,701,532

Consumer Finance — 0.7%

American Express Co.	36,555	$1,579,907

		$1,579,907

Diversified Financial Services — 2.5%

Citigroup, Inc.(1)	292,651	$1,229,134
JPMorgan Chase & Co.	118,221	4,419,101

		$5,648,235

Diversified Telecommunication Services — 1.2%

AT&T, Inc.	58,640	$1,629,606
Verizon Communications, Inc.	33,946	1,086,611

		$2,716,217

Electric Utilities — 0.5%

American Electric Power Co., Inc.	30,279	$1,077,932

		$1,077,932

Electrical Equipment — 1.9%

Emerson Electric Co.	78,214	$4,307,245

		$4,307,245

Electronic Equipment, Instruments & Components — 1.0%

Corning, Inc.	130,189	$2,299,138

		$2,299,138

Energy Equipment & Services — 1.9%

Halliburton Co.	59,688	$2,258,594
Schlumberger, Ltd.	24,545	1,898,310

		$4,156,904

Food & Staples Retailing — 1.6%

Wal-Mart Stores, Inc.	64,633	$3,495,999

		$3,495,999

See notes to financial statements

5

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Food Products — 1.5%

Nestle SA	60,260	$3,273,892

		$3,273,892

Health Care Equipment & Supplies — 1.8%

Covidien PLC	62,432	$2,626,514
Varian Medical Systems, Inc.(1)	22,460	1,478,542

		$4,105,056

Health Care Providers & Services — 3.8%

AmerisourceBergen Corp.	53,181	$1,640,634
Cardinal Health, Inc.	27,661	984,179
DaVita, Inc.(1)	23,306	1,694,346
Fresenius Medical Care AG & Co. KGaA ADR	23,587	1,367,574
UnitedHealth Group, Inc.	78,843	2,879,346

		$8,566,079

Hotels, Restaurants & Leisure — 1.9%

Carnival Corp.	32,024	$1,322,912
McDonald’s Corp.	36,281	2,840,802

		$4,163,714

Household Products — 2.0%

Procter & Gamble Co.	73,199	$4,470,263

		$4,470,263

Industrial Conglomerates — 1.5%

General Electric Co.	210,160	$3,326,833

		$3,326,833

Insurance — 3.0%

Aflac, Inc.	25,068	$1,291,002
Berkshire Hathaway, Inc., Class B(1)	9,803	781,103
Lincoln National Corp.	50,226	1,199,397
MetLife, Inc.	49,097	1,873,050
Prudential Financial, Inc.	31,251	1,583,801

		$6,728,353

Internet & Catalog Retail — 1.4%

Amazon.com, Inc.(1)	18,142	$3,182,107

		$3,182,107

Internet Software & Services — 3.3%

Akamai Technologies, Inc.(1)	62,654	$3,269,912
Google, Inc., Class A(1)	7,441	4,135,038

		$7,404,950

IT Services — 2.4%

Accenture PLC, Class A	74,001	$3,205,723
MasterCard, Inc., Class A	9,359	2,218,364

		$5,424,087

Machinery — 3.6%

Danaher Corp.	74,974	$3,242,625
Deere & Co.	43,211	3,227,862
Parker Hannifin Corp.	19,027	1,526,536

		$7,997,023

Media — 1.8%

Comcast Corp., Class A	126,944	$2,538,880
Walt Disney Co. (The)	41,010	1,497,275

		$4,036,155

Metals & Mining — 3.9%

BHP Billiton, Ltd. ADR	25,757	$2,122,377
Freeport-McMoRan Copper & Gold, Inc.	22,507	2,280,409
Goldcorp, Inc.	96,106	4,381,473

		$8,784,259

Multi-Utilities — 1.0%

PG&E Corp.	45,991	$2,158,358

		$2,158,358

Multiline Retail — 0.9%

Target Corp.	37,419	$2,130,638

		$2,130,638

Oil, Gas & Consumable Fuels — 11.3%

Apache Corp.	32,536	$3,502,175
Chevron Corp.	41,247	3,339,770
ConocoPhillips	56,349	3,390,519
Exxon Mobil Corp.	64,281	4,471,386
Hess Corp.	47,397	3,320,160
Occidental Petroleum Corp.	35,699	3,147,581

See notes to financial statements

6

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Peabody Energy Corp.	38,917	$2,288,709
Southwestern Energy Co.(1)	55,732	2,017,498

		$25,477,798

Pharmaceuticals — 2.7%

Bristol-Myers Squibb Co.	44,842	$1,131,812
Johnson & Johnson	34,152	2,102,056
Pfizer, Inc.	166,914	2,719,029

		$5,952,897

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	11,669	$1,287,441
Boston Properties, Inc.	13,780	1,154,764

		$2,442,205

Road & Rail — 1.4%

CSX Corp.	52,584	$3,197,633

		$3,197,633

Semiconductors & Semiconductor Equipment — 1.4%

Intel Corp.	150,151	$3,171,189

		$3,171,189

Software — 4.7%

Microsoft Corp.	149,746	$3,775,097
Oracle Corp.	151,173	4,087,718
salesforce.com, inc.(1)	18,825	2,620,816

		$10,483,631

Specialty Retail — 3.1%

Best Buy Co., Inc.	54,997	$2,349,472
Home Depot, Inc.	85,942	2,596,308
TJX Companies, Inc. (The)	45,632	2,081,275

		$7,027,055

Textiles, Apparel & Luxury Goods — 1.3%

NIKE, Inc., Class B	34,280	$2,952,536

		$2,952,536

Tobacco — 1.1%

Philip Morris International, Inc.	44,662	$2,540,821

		$2,540,821

Wireless Telecommunication Services — 1.8%

American Tower Corp., Class A(1)	31,136	$1,574,548
Vodafone Group PLC	1,008,813	2,516,888

		$4,091,436

Total Common Stocks
(identified cost $200,251,438)		$213,270,457

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Akamai Technologies, Inc.	275	$55.00	2/19/11	$89,375
Clearwire Corp., Class A	530	7.00	3/19/11	47,700
Shaw Group, Inc. (The)	340	35.00	1/21/12	141,100

Total Call Options Purchased
(identified cost $281,834)				$278,175

Put Options Purchased — 4.5%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	345	$1,120	6/18/11	$2,094,150
S&P 500 Index	1,275	1,125	6/18/11	7,943,250

Total Put Options Purchased
(identified cost $11,247,401)				$10,037,400

Total Investments — 99.6%
(identified cost $211,780,673)				$223,586,032

Call Options Written — (0.3)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	880	$1,210	12/18/10	$(721,600)

Total Call Options Written
(premiums received $1,525,758)				$(721,600)

See notes to financial statements

7

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Akamai Technologies, Inc.	465	$45.00	2/19/11	$(81,608)
Cardinal Health, Inc.	755	30.00	1/22/11	(13,212)
Clearwire Corp., Class A	940	6.00	3/19/11	(54,050)
Emerson Electric Co.	430	50.00	1/22/11	(27,950)
Halliburton Co.	740	27.00	1/22/11	(14,060)
Shaw Group, Inc. (The)	340	25.00	1/21/12	(77,350)

Total Put Options Written
(premiums received $388,919)				$(268,230)

Other Assets, Less Liabilities — 0.8%				$1,926,362

Net Assets — 100.0%				$224,522,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

8

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2010

Assets

Investments, at value (identified cost, $211,780,673)	$223,586,032
Cash	905,756
Restricted cash*	410,000
Dividends receivable	561,918
Receivable for investments sold	9,725,037
Receivable for Fund shares sold	535,050
Tax reclaims receivable	29,363

Total assets	$235,753,156

Liabilities

Written options outstanding, at value (premiums received, $1,914,677)	$989,830
Payable for investments purchased	8,403,442
Payable for Fund shares redeemed	1,412,900
Payable to affiliates:
Investment adviser fee	174,300
Administration fee	29,050
Distribution and service fees	69,815
Trustees’ fees	1,753
Due to affiliates	6,822
Accrued expenses	142,680

Total liabilities	$11,230,592

Net Assets	$224,522,564

Sources of Net Assets

Paid-in capital	$228,127,015
Accumulated net realized loss	(16,335,715)
Accumulated undistributed net investment income	172
Net unrealized appreciation	12,731,092

Total	$224,522,564

Class A Shares

Net Assets	$123,121,410
Shares Outstanding	16,791,553
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.33
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.78

Class C Shares

Net Assets	$50,964,888
Shares Outstanding	6,992,769
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.29

Class I Shares

Net Assets	$50,436,266
Shares Outstanding	6,864,579
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for written options.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
November 30, 2010

Investment Income

Dividends (net of foreign taxes, $28,691)	$4,534,028

Total investment income	$4,534,028

Expenses

Investment adviser fee	$2,228,992
Administration fee	371,499
Distribution and service fees
Class A	391,449
Class C	475,809
Trustees’ fees and expenses	9,751
Custodian fee	192,496
Transfer and dividend disbursing agent fees	211,784
Legal and accounting services	41,767
Printing and postage	52,801
Registration fees	77,485
Miscellaneous	22,812

Total expenses	$4,076,645

Deduct —
Reduction of custodian fee	$4,720
Allocation of expenses to affiliates	104,647

Total expense reductions	$109,367

Net expenses	$3,967,278

Net investment income	$566,750

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(10,106,971)
Written options	73,833
Foreign currency transactions	(4,245)

Net realized loss	$(10,037,383)

Change in unrealized appreciation (depreciation) —
Investments	$(599,270)
Written options	583,434
Foreign currency	207

Net change in unrealized appreciation (depreciation)	$(15,629)

Net realized and unrealized loss	$(10,053,012)

Net decrease in net assets from operations	$(9,486,262)

See notes to financial statements

9

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	November 30, 2010	November 30, 2009

From operations —
Net investment income	$566,750	$227,929
Net realized loss from investment transactions, written options and foreign currency transactions	(10,037,383)	(5,607,760)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(15,629)	13,131,541

Net increase (decrease) in net assets from operations	$(9,486,262)	$7,751,710

Distributions to shareholders —
From net investment income
Class A	$(348,069)	$(142,185)
Class C	(101,956)	(42,380)
Class I	(108,605)	(45,662)
From net realized gain
Class A	—	(209,659)
Class C	—	(54,751)
Class I	—	(355,440)
Tax return of capital
Class A	(11,744,261)	(2,883,229)
Class C	(3,440,110)	(859,334)
Class I	(3,664,462)	(927,258)

Total distributions to shareholders	$(19,407,463)	$(5,519,898)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$158,526,710	$106,138,888
Class C	36,361,868	29,490,725
Class I	64,507,548	24,627,145
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,407,072	2,537,104
Class C	2,520,863	599,103
Class I	2,085,426	720,966
Cost of shares redeemed
Class A	(124,422,380)	(14,811,273)
Class C	(12,546,885)	(951,832)
Class I	(35,617,123)	(4,331,700)

Net increase in net assets from Fund share transactions	$101,823,099	$144,019,126

Net increase in net assets	$72,929,374	$146,250,938

	Year Ended	Year Ended
Net Assets	November 30, 2010	November 30, 2009

At beginning of year	$151,593,190	$5,342,252

At end of year	$224,522,564	$151,593,190

Accumulated undistributed net investment income included in net assets

At end of year	$172	$—

See notes to financial statements

10

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended November 30,
			Period Ended
	2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.200	$8.830	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.025	$0.042	$0.017
Net realized and unrealized gain (loss)	(0.295)	0.660	(0.737)

Total income (loss) from operations	$(0.270)	$0.702	$(0.720)

Less Distributions

From net investment income	$(0.017)	$(0.028)	$(0.450)
From net realized gain	—	(0.732)	—
Tax return of capital	(0.583)	(0.572)	—

Total distributions	$(0.600)	$(1.332)	$(0.450)

Net asset value — End of period	$7.330	$8.200	$8.830

Total Return(3)	(3.35)%	9.06%	(7.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$123,121	$96,501	$1,027
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50%	1.50%	1.50	%(7)
Net investment income	0.32%	0.53%	0.25	%(7)
Portfolio Turnover	60%	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.04%, 0.49% and 4.92% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

11

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Year Ended November 30,
			Period Ended
	2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.160	$8.810	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.032)	$(0.021)	$(0.031)
Net realized and unrealized gain (loss)	(0.291)	0.665	(0.749)

Total income (loss) from operations	$(0.323)	$0.644	$(0.780)

Less Distributions

From net investment income	$(0.016)	$(0.026)	$(0.410)
From net realized gain	—	(0.732)	—
Tax return of capital	(0.531)	(0.536)	—

Total distributions	$(0.547)	$(1.294)	$(0.410)

Net asset value — End of period	$7.290	$8.160	$8.810

Total Return(3)	(4.15)%	8.20%	(7.89	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,965	$30,219	$511
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.25%	2.25%	2.25	%(7)
Net investment loss	(0.41)%	(0.26)%	(0.45	)%(7)
Portfolio Turnover	60%	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.04%, 0.49% and 4.92% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

12

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended November 30,
			Period Ended
	2010	2009	November 30, 2008(1)

Net asset value — Beginning of period	$8.220	$8.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.046	$0.064	$0.045
Net realized and unrealized gain (loss)	(0.297)	0.662	(0.746)

Total income (loss) from operations	$(0.251)	$0.726	$(0.701)

Less Distributions

From net investment income	$(0.018)	$(0.029)	$(0.459)
From net realized gain	—	(0.732)	—
Tax return of capital	(0.601)	(0.585)	—

Total distributions	$(0.619)	$(1.346)	$(0.459)

Net asset value — End of period	$7.350	$8.220	$8.840

Total Return(3)	(3.23)%	9.37%	(7.22	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,436	$24,873	$3,804
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25%	1.25%	1.25	%(7)
Net investment income	0.59%	0.79%	0.61	%(7)
Portfolio Turnover	60%	45%	27	%(4)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.04%, 0.49% and 4.92% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

13

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Risk-Managed Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding

14

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $16,566,562 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2017 ($6,690,894) and November 30, 2018 ($9,875,668).

As of November 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. As the writer of an index call option, the Fund is responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option.

15

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index put option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2010 and November 30, 2009 was as follows:

	Year Ended November 30,
	2010	2009

Distributions declared from:
Ordinary income	$558,630	$301,303
Long-term capital gains	—	548,774
Tax return of capital	18,848,833	4,669,821

During the year ended November 30, 2010, accumulated net realized loss was decreased by $7,948 and accumulated undistributed net investment income was decreased by $7,948 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and distributions from real estate investment trusts (REITs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(16,566,562)
Net unrealized appreciation	$12,962,111

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, distributions from REITs and purchased and written options contracts.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended November 30, 2010, the investment adviser fee amounted to $2,228,992 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed

16

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2011. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $104,647 in total of the Fund’s operating expenses for the year ended November 30, 2010. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended November 30, 2010, the administration fee amounted to $371,499.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended November 30, 2010, EVM earned $6,178 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $123,957 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2010 amounted to $391,449 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended November 30, 2010, the Fund paid or accrued to EVD $356,857 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At November 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $3,242,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended November 30, 2010 amounted to $118,952 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended November 30, 2010, the Fund was informed that EVD received approximately $8,000 and $17,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $213,511,392 and $135,921,670, respectively, for the year ended November 30, 2010.

17

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended November 30,
Class A	2010	2009

Sales	19,880,056	13,164,172
Issued to shareholders electing to receive payments of distributions in Fund shares	1,368,572	316,606
Redemptions	(16,224,225)	(1,829,934)

Net increase	5,024,403	11,650,844

	Year Ended November 30,
Class C	2010	2009

Sales	4,618,275	3,689,783
Issued to shareholders electing to receive payments of distributions in Fund shares	334,698	74,919
Redemptions	(1,664,279)	(118,640)

Net increase	3,288,694	3,646,062

	Year Ended November 30,
Class I	2010	2009

Sales	8,171,300	3,044,864
Issued to shareholders electing to receive payments of distributions in Fund shares	275,509	89,799
Redemptions	(4,609,441)	(537,840)

Net increase	3,837,368	2,596,823

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$210,745,496

Gross unrealized appreciation	$17,550,881
Gross unrealized depreciation	(4,710,345)

Net unrealized appreciation	$12,840,536

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include purchased and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at November 30, 2010 is included in the Portfolio of Investments.

Written call and put options activity for the year ended November 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	863	$1,599,469
Options written	38,983	38,901,670
Options terminated in closing purchase transactions	(19,529)	(33,637,462)
Options expired	(15,767)	(4,949,000)

Outstanding, end of year	4,550	$1,914,677

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund

18

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Purchased Options	$10,315,575	$—
Written Options	—	(989,830)

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended November 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Purchased Options	$(18,013,472)	$1,567,888
Written Options	73,833	583,434

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the year ended November 30, 2010, which is indicative of the volume of this derivative type, was 1,937 contracts.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2010.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$25,657,367	$—		$—	$25,657,367
Consumer Staples	17,929,110	3,273,892		—	21,203,002
Energy	29,634,702	—		—	29,634,702
Financials	29,672,823	—		—	29,672,823
Health Care	22,780,047	—		—	22,780,047
Industrials	21,657,510	—		—	21,657,510
Information Technology	43,836,804	—		—	43,836,804
Materials	8,784,259	—		—	8,784,259
Telecommunication Services	4,290,765	2,516,888		—	6,807,653
Utilities	3,236,290	—		—	3,236,290

Total Common Stocks	$207,479,677	$5,790,780	*	$—	$213,270,457

19

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Call Options Purchased	$278,175	$—	$—	$278,175
Put Options Purchased	10,037,400	—	—	10,037,400

Total Investments	$217,795,252	$5,790,780	$—	$223,586,032

Liability Description

Call Options Written	$(721,600)	$—	$—	$(721,600)
Put Options Written	(268,230)	—	—	(268,230)

Total	$(989,830)	$—	$—	$(989,830)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

20

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Risk- Managed Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010, the results of its operations for the year then ended, the change in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, February 29, 2008, to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 18, 2011

21

Eaton Vance Risk-Managed Equity Option Income Fund as of November 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $4,414,551, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2010 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

22

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

24

Eaton Vance Risk-Managed Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board noted the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to continue to share such benefits equitably.

25

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “Armored Wolf” refers to Armored Wolf LLC and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other Directorships Held
Name and	with the	Length of	During Past Five Years and	Overseen By	During the Last Five
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	177	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	177	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	177	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	177	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

26

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex	Other Directorships Held
Name and	with the	Length of	During Past Five Years and	Overseen By	During the Last Five
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	Years(2)

Noninterested Trustees (continued)

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	177	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	177	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President(3)	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 88 registered investment companies managed by EVM or BMR.

Michael A. Allison 1964	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

John Brynjolfsson 1964	Vice President	Since 2010	Chief Investment Officer and Managing Director of Armored Wolf since 2008. Formerly, Managing Director at PIMCO (2003-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President	Since 2010	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

J. Scott Craig 1963	Vice President	Since 2006	Vice President of EVM and BMR since January 2005. Officer of 17 registered investment companies managed by EVM or BMR.

James H. Evans 1959	Vice President	Since 2010	Vice President of EVM and BMR since December 2008. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Gregory R. Greene 1966	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael R. Mach 1947	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Robert J. Milmore 1969	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendant Corporation (2001-2005). Officer of 18 registered investment companies managed by EVM or BMR.

27

Eaton Vance Risk-Managed Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

J. Bradley Ohlmuller 1968	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Walter A. Row, III 1957	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 60 registered investment companies managed by EVM or BMR.

Ronald Solberg, Ph.D. 1953	Vice President	Since 2010	Managing Director of Armored Wolf since 2008. Formerly, Portfolio Manager at Viking Asset Management (2001-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Stewart D. Taylor 1954	Vice President	Since 2010	Vice President of EVM and BMR. Senior Fixed Income Trader for the Investment Grade Fixed Income Team since 2005. Previously, Senior Vice President with Government Perspectives, LLC and provided institutional fixed income brokerage at Shearson Lehman, Prudential, and Refco (2002-2005). Officer of 18 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 1961	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 26 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

(3)	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2006.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Investment Adviser and Administrator of
Eaton Vance Risk-Managed Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Risk-Managed Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Risk-Managed Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3243-1/11	RMEOSRC

Annual Report November 30, 2010 EATON VANCE ENHANCED EQUITY OPTION INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions

Walter A. Row III, CFA
Eaton Vance Management
Co-Portfolio Manager

Michael A. Allison, CFA
Eaton Vance Management
Co-Portfolio Manager
•	U.S. equity markets made solid gains for the 12 months ending November 30, 2010, but they also Walter A. Row III, CFA Eaton Vance Management Co-Portfolio Manager Michael A. Allison, CFA Eaton Vance Management Co-Portfolio Manager remained volatile throughout this period, as global macro-economic factors and domestic political uncertainties continued to confound investors’ attitudes toward risk. After making a strong start in late 2009 and early 2010, domestic equities pulled back in February and again in the April-June period, chilled by concerns about sovereign debt in the euro zone, a slowdown in China and political turbulence in Washington.

•	In spite of these concerns, the U.S. economy continued to exhibit modest growth, and corporate business fundamentals continued to improve. By September and October, equities had begun to re-establish some traction to the upside, but, in November, renewed worries about Europe and post-election concerns about political gridlock in the U.S. seemed to temper that progress.

•	For the 12 months as a whole, however, U.S. equity markets produced positive performance. The S&P 500 Index gained 9.94%, the blue-chip Dow Jones Industrial Average rose 9.33% and the technology-laden NASDAQ Composite Index was up 17.69%. Growth stocks outperformed value stocks across all market capitalizations, and small- and mid-cap stocks each outpaced large-caps by a wide margin.
Management Discussion

Ken Everding, PhD
Parametric Risk Advisors LLC
Co-Portfolio Manager

Jonathan Orseck
Parametric Risk Advisors LLC
Co-Portfolio Manager
•	The Fund produced positive results for the 12 months ending November 30, 2010, but it underperformed the broader equity market, as represented by the Fund’s benchmark, the S&P 500 Index (the Index). The Fund also underperformed the average return of funds in its Lipper Equity Income Funds classification.[1]
•	The Fund lagged the Index in part due to the underperformance of some of the stocks in its underlying equity portfolio, as well as the negative effects of its options overlay strategy during those portions of the reporting period when market volatility levels were declining. The Fund’s options strategy is designed to help limit its exposure to the volatility of the market, which can be beneficial during times of market weakness, but detract during periods of market strength. During the course of the Fund’s fiscal year, market volatility was elevated during certain periods of the second and third calendar quarters when the U.S. stock market was in retreat, but volatility levels receded during those portions of the year

Total Return Performance
11/30/09 – 11/30/10

Class A2	2.94%
Class C2	2.27
Class I2	3.31
S&P 500 Index[1]	9.94
Lipper Equity Income Funds Average[1]	10.17
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
when the market was rallying.

•	Although the Fund’s underlying equity portfolio produced a positive return for the fiscal year, its performance trailed that of the Index. The lagging performance of the actively managed portfolio was partially due to the Fund’s bias toward larger-cap stocks, which did not perform as strongly as their smaller- and mid-cap counterparts. Security selection and, to a lesser degree, sector allocation also detracted from relative performance. In particular, some of the Fund’s holdings in the specialty retail, machinery, and oil, gas and consumable fuels industries hurt its relative results, as did a modest position in cash over the course of the period. By the same token, stock selection in such areas as health care providers and services, wireless telecommunication services, and computers and peripherals bolstered the Fund’s return.
•	In addition to investing in a diversified portfolio of primarily large-cap stocks, the Fund engages in a flexible, opportunistic individual stock option writing program that is designed to augment portfolio returns without detracting materially from the performance of the stock portfolio. The Fund’s program employs a strategy of writing covered call options on a portion of its stock holdings, which, in essence, sells a certain amount of the upside performance to the buyer of the call option. The Fund may also write put options on the S&P 500 (or another broad-based index), as well as on individual stocks. During the Fund’s fiscal year, a period that saw market volatility both ebb and flow, the option component detracted from the Fund’s overall performance.
•	It is expected that the Fund’s February 2011 distribution rate will be reduced by approximately 25%, returning the rate to the approximate level it was at the time of the Fund’s inception.
Fund Composition

Top 10 Holdings[1]

By total investments

Apple, Inc.	3.5%
Exxon Mobil Corp.	2.2
Freeport-McMoRan Copper & Gold, Inc.	2.1
Goldcorp, Inc.	2.1
Emerson Electric Co.	2.1
Procter & Gamble Co.	2.0
Nestle SA	2.0
JPMorgan Chase & Co.	2.0
Google, Inc., Class A	2.0
Oracle Corp.	1.9

[1]	Top 10 Holdings represented 21.9% of the Fund’s total investments as of 11/30/10. The Top 10 Holdings do not reflect the Fund’s written option positions at 11/30/10.
Common Stock Sector Weightings2
By total investments

[2]	As a percentage of the Fund’s total investments as of 11/30/10. The Common Stock Sector Weightings do not reflect the Fund’s written option positions at 11/30/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. In addition, portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010
FUND PERFORMANCE
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P 500 Index, an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the S&P 500 Index. Class A total returns are presented at net asset value (NAV) and maximum public offering price. The table includes the total returns of each Class of the Fund at NAV and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EEEAX	EEECX	EEEIX
Average Annual Total Returns (at net asset value)

One Year	2.94%	2.27%	3.31%
Life of Fund†	–4.92	–5.54	–4.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	–3.02%	1.32%	3.31%
Life of Fund†	–6.94	–5.54	–4.64

†	Inception Dates — Class A: 2/29/08; Class C: 2/29/08; Class I: 2/29/08

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent expense reimbursements by the investment adviser, sub-adviser and the administrator, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	5.31%	6.06%	5.06%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 4/1/10. Net Expense Ratio reflects a contractual expense limitation that continues through March 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

*	Source: Lipper Inc. Class A of the Fund commenced investment operations on 2/29/08.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 2/29/08 (commencement of operations) would have been valued at $8,547 and $8,774, respectively, on 11/30/10. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 – November 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Enhanced Equity Option Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(6/1/10)	(11/30/10)	(6/1/10 – 11/30/10)

Actual
Class A	$1,000.00	$1,055.10	$7.73	**
Class C	$1,000.00	$1,051.20	$11.57	**
Class I	$1,000.00	$1,057.80	$6.45	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.59	**
Class C	$1,000.00	$1,013.80	$11.36	**
Class I	$1,000.00	$1,018.80	$6.33	**

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2010.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.0%(1)

Security	Shares	Value

Aerospace & Defense — 0.5%

United Technologies Corp.	884	$66,539

		$66,539

Automobiles — 1.1%

Ford Motor Co.(2)	8,448	$134,661

		$134,661

Beverages — 3.1%

Coca-Cola Co. (The)	3,225	$203,723
PepsiCo, Inc.	2,921	188,784

		$392,507

Biotechnology — 1.9%

Amgen, Inc.(2)	2,539	$133,780
Celgene Corp.(2)	1,815	107,775

		$241,555

Capital Markets — 2.4%

Goldman Sachs Group, Inc. (The)	873	$136,310
Northern Trust Corp.	2,084	104,825
State Street Corp.	1,645	71,064

		$312,199

Commercial Banks — 3.1%

KeyCorp	8,860	$66,716
PNC Financial Services Group, Inc.	1,162	62,574
U.S. Bancorp	3,264	77,618
Wells Fargo & Co.	6,968	189,599

		$396,507

Communications Equipment — 1.7%

Cisco Systems, Inc.(2)	6,805	$130,384
QUALCOMM, Inc.	1,832	85,627

		$216,011

Computers & Peripherals — 5.3%

Apple, Inc.(2)	1,408	$438,099
International Business Machines Corp.	1,646	232,843

		$670,942

Construction & Engineering — 1.6%

Fluor Corp.	3,549	$205,239

		$205,239

Consumer Finance — 0.7%

American Express Co.	2,012	$86,959

		$86,959

Diversified Financial Services — 2.5%

Citigroup, Inc.(2)	16,788	$70,509
JPMorgan Chase & Co.	6,673	249,437

		$319,946

Diversified Telecommunication Services — 1.2%

AT&T, Inc.	3,466	$96,320
Verizon Communications, Inc.	1,956	62,612

		$158,932

Electric Utilities — 0.5%

American Electric Power Co., Inc.	1,694	$60,306

		$60,306

Electrical Equipment — 2.1%

Emerson Electric Co.	4,780	$263,234

		$263,234

Electronic Equipment, Instruments & Components — 1.0%

Corning, Inc.	7,433	$131,267

		$131,267

Energy Equipment & Services — 2.0%

Halliburton Co.	3,086	$116,774
Schlumberger, Ltd.	1,857	143,621

		$260,395

Food & Staples Retailing — 1.6%

Wal-Mart Stores, Inc.	3,743	$202,459

		$202,459

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Food Products — 2.0%

Nestle SA	4,706	$255,674

		$255,674

Health Care Equipment & Supplies — 1.5%

Covidien PLC	2,834	$119,226
Varian Medical Systems, Inc.(2)	1,088	71,623

		$190,849

Health Care Providers & Services — 3.9%

AmerisourceBergen Corp.	3,108	$95,882
Cardinal Health, Inc.	1,673	59,526
DaVita, Inc.(2)	1,370	99,599
Fresenius Medical Care AG & Co. KGaA ADR	1,185	68,706
UnitedHealth Group, Inc.	4,639	169,416

		$493,129

Hotels, Restaurants & Leisure — 2.1%

Carnival Corp.	2,081	$85,966
McDonald’s Corp.	2,272	177,898

		$263,864

Household Products — 2.0%

Procter & Gamble Co.	4,207	$256,921

		$256,921

Industrial Conglomerates — 1.5%

General Electric Co.	12,388	$196,102

		$196,102

Insurance — 2.9%

Aflac, Inc.	1,375	$70,812
Berkshire Hathaway, Inc., Class B(2)	555	44,222
Lincoln National Corp.	2,411	57,575
MetLife, Inc.	2,777	105,943
Prudential Financial, Inc.	1,713	86,815

		$365,367

Internet & Catalog Retail — 1.6%

Amazon.com, Inc.(2)	1,173	$205,744

		$205,744

Internet Software & Services — 3.7%

Akamai Technologies, Inc.(2)	4,239	$221,233
Google, Inc., Class A(2)	448	248,958

		$470,191

IT Services — 2.5%

Accenture PLC, Class A	4,542	$196,760
MasterCard, Inc., Class A	543	128,707

		$325,467

Machinery — 3.8%

Danaher Corp.	4,597	$198,820
Deere & Co.	2,592	193,623
Parker Hannifin Corp.	1,236	99,164

		$491,607

Media — 1.7%

Comcast Corp., Class A	6,408	$128,160
Walt Disney Co. (The)	2,379	86,857

		$215,017

Metals & Mining — 5.2%

BHP Billiton, Ltd. ADR	1,529	$125,990
Freeport-McMoRan Copper & Gold, Inc.	2,651	268,599
Goldcorp, Inc.	5,842	266,337

		$660,926

Multi-Utilities — 1.0%

PG&E Corp.	2,705	$126,946

		$126,946

Multiline Retail — 0.9%

Target Corp.	2,112	$120,257

		$120,257

Oil, Gas & Consumable Fuels — 10.7%

Apache Corp.	1,660	$178,682
Chevron Corp.	2,204	178,458
ConocoPhillips	2,630	158,247
Exxon Mobil Corp.	4,011	279,005
Hess Corp.	2,591	181,500
Occidental Petroleum Corp.	1,832	161,527

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Peabody Energy Corp.	2,134	$125,501
Southwestern Energy Co.(2)	2,813	101,831

		$1,364,751

Pharmaceuticals — 3.0%

Bristol-Myers Squibb Co.	3,763	$94,978
Johnson & Johnson	2,017	124,147
Pfizer, Inc.	9,811	159,821

		$378,946

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	622	$68,625
Boston Properties, Inc.	793	66,454

		$135,079

Road & Rail — 1.5%

CSX Corp.	3,238	$196,903

		$196,903

Semiconductors & Semiconductor Equipment — 1.5%

Intel Corp.	8,816	$186,194

		$186,194

Software — 5.0%

Microsoft Corp.	9,041	$227,924
Oracle Corp.	9,100	246,064
salesforce.com, inc.(2)	1,151	160,242

		$634,230

Specialty Retail — 3.3%

Best Buy Co., Inc.	3,097	$132,304
Home Depot, Inc.	5,378	162,469
TJX Companies, Inc. (The)	2,638	120,319

		$415,092

Textiles, Apparel & Luxury Goods — 1.4%

NIKE, Inc., Class B	2,125	$183,026

		$183,026

Tobacco — 1.2%

Philip Morris International, Inc.	2,758	$156,903

		$156,903

Wireless Telecommunication Services — 1.7%

American Tower Corp., Class A(2)	1,917	$96,943
Vodafone Group PLC	49,611	123,774

		$220,717

Total Common Stocks
(identified cost $11,418,861)		$12,629,560

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Akamai Technologies, Inc.	10	$55.00	2/19/11	$3,250
Clearwire Corp., Class A	25	7.00	3/19/11	2,250
Shaw Group, Inc. (The)	20	35.00	1/21/12	8,300

Total Call Options Purchased
(identified cost $13,848)				$13,800

Total Investments — 99.1%
(identified cost $11,432,709)				$12,643,360

Covered Call Options Written — (0.4)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Accenture PLC, Class A	45	$46.00	1/22/11	$(2,250)
Aflac, Inc.	13	60.00	12/18/10	(52)
Akamai Technologies, Inc.	32	60.00	1/22/11	(2,464)
Amazon.com, Inc.	11	195.00	1/22/11	(3,575)
American Electric Power Co., Inc.	16	37.00	1/22/11	(520)
American Express Co.	20	46.00	1/22/11	(1,620)
AmerisourceBergen Corp.	31	33.00	1/22/11	(1,395)
Amgen, Inc.	25	57.50	1/22/11	(2,650)
Apache Corp.	14	110.00	12/18/10	(2,191)
Apple, Inc.	14	340.00	1/22/11	(6,685)
AvalonBay Communities, Inc.	6	115.00	1/22/11	(1,320)
Best Buy Co., Inc.	25	41.00	12/18/10	(6,275)
Boston Properties, Inc.	5	95.00	12/18/10	(37)
Comcast Corp., Class A	58	21.00	12/18/10	(551)
Exxon Mobil Corp.	36	67.50	12/18/10	(9,288)
International Business Machines Corp.	10	145.00	12/18/10	(990)

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Occidental Petroleum Corp.	12	$85.00	12/18/10	$(4,890)
PG&E Corp.	27	50.00	12/18/10	(135)
Wal-Mart Stores, Inc.	30	55.00	12/18/10	(915)
Wells Fargo & Co.	3	28.00	12/18/10	(138)

Total Covered Call Options Written
(premiums received $43,935)				$(47,941)

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Akamai Technologies, Inc.	20	$45.00	2/19/11	$(3,510)
Cardinal Health, Inc.	35	30.00	1/22/11	(613)
Clearwire Corp., Class A	45	6.00	3/19/11	(2,587)
Emerson Electric Co.	20	50.00	1/22/11	(1,300)
Halliburton Co.	35	27.00	1/22/11	(665)
Shaw Group, Inc. (The)	20	25.00	1/21/12	(4,550)

Total Put Options Written
(premiums received $18,730)				$(13,225)

Other Assets, Less Liabilities — 1.4%				$174,440

Net Assets — 100.0%				$12,756,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at November 30, 2010 has been pledged as collateral for such written option.

(2)	Non-income producing security.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2010

Assets

Investments, at value (identified cost, $11,432,709)	$12,643,360
Cash	127,997
Foreign currency, at value (identified cost, $15,599)	15,580
Dividends receivable	25,415
Receivable for investments sold	100,950
Receivable for Fund shares sold	71,940
Tax reclaims receivable	1,850

Total assets	$12,987,092

Liabilities

Written options outstanding, at value (premiums received, $62,665)	$61,166
Payable for investments purchased	79,783
Payable for Fund shares redeemed	11,271
Payable to affiliates:
Investment adviser fee	8,644
Administration fee	1,441
Distribution and service fees	3,224
Trustees’ fees	140
Due to affiliates	8,513
Accrued expenses	56,276

Total liabilities	$230,458

Net Assets	$12,756,634

Sources of Net Assets

Paid-in capital	$12,387,184
Accumulated net realized loss	(843,001)
Accumulated undistributed net investment income	20
Net unrealized appreciation	1,212,431

Total	$12,756,634

Class A Shares

Net Assets	$6,628,951
Shares Outstanding	957,305
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.92
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.34

Class C Shares

Net Assets	$2,442,051
Shares Outstanding	352,287
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.93

Class I Shares

Net Assets	$3,685,632
Shares Outstanding	531,349
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
November 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,090)	$174,150

Total investment income	$174,150

Expenses

Investment adviser fee	$84,324
Administration fee	14,054
Distribution and service fees
Class A	11,624
Class C	18,929
Trustees’ fees and expenses	778
Custodian fee	68,851
Transfer and dividend disbursing agent fees	9,361
Legal and accounting services	29,211
Printing and postage	12,121
Registration fees	45,429
Miscellaneous	10,619

Total expenses	$305,301

Deduct —
Reduction of custodian fee	$177
Allocation of expenses to affiliates	157,484

Total expense reductions	$157,661

Net expenses	$147,640

Net investment income	$26,510

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$16,166
Written options	(72,799)
Written options in violation of investment restrictions	664
Foreign currency transactions	75

Net realized loss	$(55,894)

Change in unrealized appreciation (depreciation) —
Investments	$221,273
Written options	(7,373)
Foreign currency	198

Net change in unrealized appreciation (depreciation)	$214,098

Net realized and unrealized gain	$158,204

Net increase in net assets from operations	$184,714

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	November 30, 2010	November 30, 2009

From operations —
Net investment income	$26,510	$45,168
Net realized loss from investment transactions, written options, foreign currency transactions, and disposal of investments in violation of restrictions and net increase from payment by affiliates	(55,894)	(641,583)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	214,098	1,730,979

Net increase in net assets from operations	$184,714	$1,134,564

Distributions to shareholders —
From net investment income
Class A	$(13,012)	$(12,537)
Class C	(5,072)	(2,148)
Class I	(8,248)	(30,531)
Tax return of capital
Class A	(401,227)	(114,383)
Class C	(156,392)	(19,595)
Class I	(254,309)	(278,572)

Total distributions to shareholders	$(838,260)	$(457,766)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,576,282	$2,761,927
Class C	2,350,937	768,923
Class I	2,375,367	5,675,970
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	357,658	111,217
Class C	87,482	11,367
Class I	63,976	181,491
Cost of shares redeemed
Class A	(1,416,528)	(1,026,630)
Class C	(613,413)	(73,103)
Class I	(1,226,748)	(5,560,452)

Net increase in net assets from Fund share transactions	$7,555,013	$2,850,710

Net increase in net assets	$6,901,467	$3,527,508

Net Assets

At beginning of year	$5,855,167	$2,327,659

At end of year	$12,756,634	$5,855,167

Accumulated undistributed net investment income included in net assets

At end of year	$20	$—

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended November 30,
					Period Ended
	2010		2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.320		$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.026		$0.044		$0.033
Net realized and unrealized gain (loss)	0.174		1.126		(2.833)

Total income (loss) from operations	$0.200		$1.170		$(2.800)

Less Distributions

From net investment income	$(0.019)		$(0.059)		$(0.048)
Tax return of capital	(0.581)		(0.541)		(0.402)

Total distributions	$(0.600)		$(0.600)		$(0.450)

Net asset value — End of period	$6.920		$7.320		$6.750

Total Return(3)	2.94	%(4)	18.67	%(5)	(28.75	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,629		$2,434		$337
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.50%		1.50%		1.50	%(9)
Net investment income	0.36%		0.66%		0.58	%(9)
Portfolio Turnover	63%		169%		34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the year ended November 30, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(6)	Not annualized.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.68%, 3.81% and 8.90% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Year Ended November 30,
					Period Ended
	2010		2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.330		$6.750		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.027)		$(0.023)		$(0.013)
Net realized and unrealized gain (loss)	0.181		1.157		(2.836)

Total income (loss) from operations	$0.154		$1.134		$(2.849)

Less Distributions

From net investment income	$(0.017)		$(0.055)		$(0.043)
Tax return of capital	(0.537)		(0.499)		(0.358)

Total distributions	$(0.554)		$(0.554)		$(0.401)

Net asset value — End of period	$6.930		$7.330		$6.750

Total Return(3)	2.27	%(4)	17.95	%(5)	(29.15	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,442		$758		$12
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.25%		2.25%		2.25	%(9)
Net investment loss	(0.38)%		(0.33)%		(0.19	)%(9)
Portfolio Turnover	63%		169%		34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	During the year ended November 30, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(6)	Not annualized.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.68%, 3.81% and 8.90% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended November 30,
					Period Ended
	2010		2009		November 30, 2008(1)

Net asset value — Beginning of period	$7.330		$6.750		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.043		$0.070		$0.054
Net realized and unrealized gain (loss)	0.183		1.124		(2.842)

Total income (loss) from operations	$0.226		$1.194		$(2.788)

Less Distributions

From net investment income	$(0.019)		$(0.061)		$(0.050)
Tax return of capital	(0.597)		(0.553)		(0.412)

Total distributions	$(0.616)		$(0.614)		$(0.462)

Net asset value — End of period	$6.940		$7.330		$6.750

Total Return(3)	3.31	%(4)	19.05	%(5)	(28.66	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,686		$2,664		$1,979
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.25%		1.25%		1.25	%(9)
Net investment income	0.60%		1.07%		0.79	%(9)
Portfolio Turnover	63%		169%		34	%(6)

(1)	For the period from the start of business, February 29, 2008, to November 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	During the year ended November 30, 2010, the Fund realized a gain on a written option that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)	During the year ended November 30, 2009, the investment adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(6)	Not annualized.

(7)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.68%, 3.81% and 8.90% of average daily net assets for the years ended November 30, 2010 and 2009 and the period ended November 30, 2008, respectively).

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

See notes to financial statements

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Enhanced Equity Option Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At November 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $653,569 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2016 ($79,589), November 30, 2017 ($449,400) and November 30, 2018 ($124,580).

Additionally, at November 30, 2010, the Fund had a net capital loss of $20,725 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending November 30, 2011.

As of November 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on February 29, 2008 to November 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2   Distributions to Shareholders

The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2010 and November 30, 2009 was as follows:

	Year Ended November 30,
	2010	2009

Distributions declared from:
Ordinary income	$26,332	$45,216
Tax return of capital	811,928	412,550

During the year ended November 30, 2010, accumulated net realized loss was decreased by $158 and accumulated undistributed net investment income was decreased by $158 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and distributions from real estate investment trusts (REITs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(674,294)
Net unrealized appreciation	$1,043,744

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to wash sales and distributions from REITs.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended November 30, 2010, the investment adviser fee amounted to $84,324 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its advisory fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25% and 1.25% annually of the average daily net assets of Class A, Class C and Class I, respectively, through March 31, 2011. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM and PRA were allocated $157,484 in total of the Fund’s operating expenses for the year ended November 30, 2010. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

rate of 0.15% of the Fund’s average daily net assets. For the year ended November 30, 2010, the administration fee amounted to $14,054.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended November 30, 2010, EVM earned $337 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,532 as its portion of the sales charge on sales of Class A shares for the year ended November 30, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

During the year ended November 30, 2010, the Fund realized a gain of $664 on a written call option that was uncovered in violation of the Fund’s investment restrictions. The effect of the gain realized had no impact on total return. During the year ended November 30, 2010, EVM reimbursed the Fund $538 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2010 amounted to $11,624 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended November 30, 2010, the Fund paid or accrued to EVD $14,197 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At November 30, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $143,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended November 30, 2010 amounted to $4,732 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended November 30, 2010, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,637,871 and $5,805,049, respectively, for the year ended November 30, 2010.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended November 30,
Class A	2010	2009

Sales	774,612	414,778
Issued to shareholders electing to receive payments of distributions in Fund shares	51,524	16,578
Redemptions	(201,426)	(148,641)

Net increase	624,710	282,715

	Year Ended November 30,
Class C	2010	2009

Sales	321,684	110,572
Issued to shareholders electing to receive payments of distributions in Fund shares	12,594	1,603
Redemptions	(85,324)	(10,562)

Net increase	248,954	101,613

	Year Ended November 30,
Class I	2010	2009

Sales	337,319	866,242
Issued to shareholders electing to receive payments of distributions in Fund shares	9,072	28,370
Redemptions	(178,371)	(824,447)

Net increase	168,020	70,165

At November 30, 2010, an affiliate of EVM owned 11.0% of the value of outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,601,396

Gross unrealized appreciation	$1,151,188
Gross unrealized depreciation	(109,224)

Net unrealized appreciation	$1,041,964

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include purchased and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call and put options at November 30, 2010 is included in the Portfolio of Investments.

Written call and put options activity for the year ended November 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	640	$49,544
Options written	11,559	782,586
Options terminated in closing purchase transactions	(4,580)	(328,568)
Options exercised	(229)	(9,456)
Options expired	(6,782)	(431,441)

Outstanding, end of year	608	$62,665

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price. The Fund is not subject to counterparty

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at November 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Purchased Options	$13,800	$—
Written Options	—	(61,166)

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended November 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Purchased Options	$1,466	$(48)
Written Options	(72,135)	(7,373)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options and Written options in violation of investment restrictions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the year ended November 30, 2010, which is indicative of the volume of this derivative type, was 4 contracts.

10   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2010.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,537,661	$—		$—	$1,537,661
Consumer Staples	1,008,790	255,674		—	1,264,464
Energy	1,625,146	—		—	1,625,146
Financials	1,616,057	—		—	1,616,057
Health Care	1,304,479	—		—	1,304,479
Industrials	1,419,624	—		—	1,419,624
Information Technology	2,634,302	—		—	2,634,302
Materials	660,926	—		—	660,926
Telecommunication Services	255,875	123,774		—	379,649
Utilities	187,252	—		—	187,252

Total Common Stocks	$12,250,112	$379,448	*	$—	$12,629,560

Call Options Purchased	$13,800	$—		$—	$13,800

Total Investments	$12,263,912	$379,448		$—	$12,643,360

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Covered Call Options Written	$(47,941)	$—	$—	$(47,941)
Put Options Written	(13,225)	—	—	(13,225)

Total	$(61,166)	$—	$—	$(61,166)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Enhanced Equity Option Income Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) (one of the series of Eaton Vance Special Investment Trust), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, February 29, 2008, to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010, the results of its operations for the year then ended, the change in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, February 29, 2008, to November 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 18, 2011

Eaton Vance Enhanced Equity Option Income Fund as of November 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates $169,125, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2010 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Enhanced Equity Option Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and put options on indices and selling call options on indices. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Enhanced Equity Option Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to continue to share such benefits equitably.

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “Armored Wolf” refers to Armored Wolf LLC and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	177	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	177	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	177	None

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	177	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	177	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	177	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President(3)	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 88 registered investment companies managed by EVM or BMR.

Michael A. Allison 1964	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

John Brynjolfsson 1964	Vice President	Since 2010	Chief Investment Officer and Managing Director of Armored Wolf since 2008. Formerly, Managing Director at PIMCO (2003-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President	Since 2010	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

J. Scott Craig 1963	Vice President	Since 2006	Vice President of EVM and BMR since January 2005. Officer of 17 registered investment companies managed by EVM or BMR.

James H. Evans 1959	Vice President	Since 2010	Vice President of EVM and BMR since December 2008. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Gregory R. Greene 1966	Vice President	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Eaton Vance Enhanced Equity Option Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Thomas H. Luster 1962	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael R. Mach 1947	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Robert J. Milmore 1969	Vice President	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendant Corporation (2001-2005). Officer of 18 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 1968	Vice President	Since 2008	Principal of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Walter A. Row, III 1957	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 60 registered investment companies managed by EVM or BMR.

Ronald Solberg, Ph.D. 1953	Vice President	Since 2010	Managing Director of Armored Wolf since 2008. Formerly, Portfolio Manager at Viking Asset Management (2001-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Stewart D. Taylor 1954	Vice President	Since 2010	Vice President of EVM and BMR. Senior Fixed Income Trader for the Investment Grade Fixed Income Team since 2005. Previously, Senior Vice President with Government Perspectives, LLC and provided institutional fixed income brokerage at Shearson Lehman, Prudential, and Refco (2002-2005). Officer of 18 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 1961	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 26 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

(3)	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2006.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Enhanced Equity Option Income Fund
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Enhanced Equity Option Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3242-1/11	EEOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Risk-Managed Equity Option Income Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 17 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2009 and November 30, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.
Eaton Vance Enhanced Equity Option Income Fund

Period Ended	11/30/09	11/30/10

Audit Fees	$21,550	$21,550

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,750	$7,000

All Other Fees(3)	$2,500	$1,400

Total	$29,800	$29,950

Eaton Vance Risk-Managed Equity Option Income Fund

Period Ended	11/30/09	11/30/10

Audit Fees	$26,050	$26,050

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,200	$8,200

All Other Fees(3)	$2,500	$1,400

Total	$37,750	$35,650

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The various Series comprising the Trust have differing fiscal year ends (October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by D&T of each series for the last two fiscal years of each series.

Fiscal Years
Ended	12/31/08	11/30/09	12/31/09	10/31/10*	11/30/10

Audit Fees	$282,565	$47,600	$247,995	$11,550	$47,600

Audit-Related Fees(1)	0	0	$0	$0	0

Tax Fees(2)	$130,270	$12,950	$117,870	$10,000	$15,200

All Other Fees(3)	0	$5,000	$26,500	$500	$2,800

Total	$412,835	$65,550	$392,365	$22,050	$65,600

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

*	Series commenced operations on 4/1/2010
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/08	11/30/09	12/31/09	10/31/10	11/30/10

Registrant(1)	$130,270	$17,950	$144,370	$10,500	$18,000

Eaton Vance(2)	$345,473	$260,717	$288,295	$278,901	$278,901

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

*	Series commenced operations on 4/1/2010.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: January 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: January 18, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: January 18, 2011